Financial Instruments and Financial Risk Management	3 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Financial Risk Management

11. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	December 31, 2025	September 30, 2025
Other assets
Senior Note - embedded derivative	3	FVtPL	32,995	22,796
Other current assets
Currency derivative	2	FVtPL	6,497	16,851
Other financial liabilities
Currency derivative	2	FVtPL	1,508	347

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of profit or loss.

The Company does not carry any further financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The fair value of the redemption feature embedded in the Senior Notes is calculated using a "with-and-without" approach. The "with-scenario" refers to the fair value of the Senior Notes inclusive of the redemption feature and is estimated using a binomial lattice model in a risk-neutral framework and specifically, a Black-Derman-Toy ("BDT") model, whereas the "without-scenario" refers to the fair value exclusive of the redemption feature which is estimated through the use of a discounted cash-flow analysis ("DCF"). Both BDT and DCF models fall under the income approach. The yield volatility and credit spread are both unobservable inputs to the model. Since the note value is an observable input, the credit spread is assumed to be back solved after changing the yield volatility to match the note value. During the three months ended December 31, 2025, a €10.2 million increase in fair value was recorded through "Finance cost, net" using 35% yield volatility and 0.28% credit spread. A 2.5% increase/decrease in yield volatility would result in a €0.1 million increase/decrease in fair value. During the three months ended December 31, 2024, a €3.2 million decrease in fair value was recorded through "Finance cost, net" using 40% yield volatility and 1.07% credit spread. A 2.5% increase/decrease in yield volatility would result in a €1.3 million increase/decrease in fair value.

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
December 31, 2025
EUR Term Loan	2	375,000	375,232	383,317
USD Term Loan	2	102,358	102,310	105,801
Vendor Loan	2	217,408	223,785	231,475
Senior Notes	2	428,500	438,881	436,352

September 30, 2025
EUR Term Loan	2	375,000	375,112	387,500
USD Term Loan	2	103,731	103,677	107,246
Vendor Loan	2	217,408	221,391	230,176
Senior Notes	2	428,500	444,963	450,961

The following table presents the fair value and fair value hierarchy of the Company's Tax receivable agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
December 31, 2025
Tax receivable agreement liability	3	361,344	370,820

September 30, 2025
Tax receivable agreement liability	3	356,764	370,080

There were no transfers between levels during any reporting period.

There were also no changes in the Company’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the reporting period.

Financial risk management

The Company has exposure to credit risk, liquidity risk and market risk. The interim condensed consolidated financial statements do not include all financial risk information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s annual financial statements for the fiscal year ended September 30, 2025.

Capital management

The board of directors of the Company monitors the Company’s capital management on a regular basis. The Company continually assesses the adequacy of the Company’s capital structure and capacity and adjusts within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.